Right-of-use asset/Lease Liability - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Finance lease, daily payment		$ 9,786	$ 0	$ 0
Right-of-use asset		31,938	0
Current lease liability		$ 21,945	$ 0
Weighted average discount rate		2.69%
Remaining lease term		10 months 24 days
MV Stelios Y | Metamou
Lessee, Lease, Description [Line Items]
Finance lease, term of contract	12 months
Finance lease, security down payment at signing	$ 9,000
Finance lease, daily payment	14,500
Finance lease, option to purchase underlying asset	$ 18,000
Right-of-use asset		$ 31,938
Right-of-use asset, gross		32,160
Right-of-use asset, accumulated amortization		222
Current lease liability		$ 21,945